GOODWILL AND OTHER INTANGIBLES - Schedule of Goodwill by Reporting Units (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Goodwill	$ 2,766,665	$ 2,766,665
Auto
Goodwill [Line Items]
Goodwill	1,238,676	1,238,676
CBB
Goodwill [Line Items]
Goodwill	159,027	159,027
C&I
Goodwill [Line Items]
Goodwill	52,198	52,198
CRE
Goodwill [Line Items]
Goodwill	1,015,130	1,015,130
CIB
Goodwill [Line Items]
Goodwill	$ 301,634	$ 301,634